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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09585

                       Pioneer Research Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Research Fund
	Schedule of Investments 3/31/11 (unaudited)
Shares		Value
	COMMON STOCKS - 98.0%
	Energy - 13.2%
	Integrated Oil & Gas - 6.8%
37,200	Exxon Mobil Corp.	$3,129,636
15,200	Occidental Petroleum Corp.	1,588,248
		$4,717,884
	Oil & Gas Drilling - 1.3%
30,100	Nabors Industries, Inc. *	$914,438
	Oil & Gas Equipment & Services - 1.3%
15,200	Cameron International Corp. *	$867,920
	Oil & Gas Exploration & Production - 3.3%
10,032	Apache Corp.	$1,313,389
6,700	Devon Energy Corp.	614,859
7,500	Southwestern Energy Co. *	322,275
		$2,250,523
	Oil & Gas Storage & Transporation - 0.5%
20,542	EL Paso Corp.	$369,756
	Total Energy	$9,120,521
	Materials - 3.5%
	Diversified Metals & Mining - 1.1%
13,900	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$772,145
	Metal & Glass Containers - 1.0%
23,000	Owens-Illinois, Inc. *	$694,370
	Paper Packaging - 0.5%
10,900	Packaging Corp of America	$314,901
	Specialty Chemicals - 0.9%
12,000	Ecolab, Inc.	$612,240
	Total Materials	$2,393,656
	Capital Goods - 9.3%
	Aerospace & Defense - 3.5%
1,151	Huntington Ingalls Industries, Inc. *	$47,767
6,908	Northrop Grumman Corp. *	433,201
26,500	Textron, Inc. (b)	725,835
13,890	United Technologies Corp.	1,175,789
		$2,382,592
	Construction & Engineering - 1.1%
20,146	KBR, Inc.	$760,914
	Industrial Conglomerates - 1.8%
13,625	3M Co.	$1,273,938
	Industrial Machinery - 2.9%
14,872	Crane Co.	$720,251
10,000	Ingersoll-Rand Plc	483,100
9,993	SPX Corp.	793,344
		$1,996,695
	Total Capital Goods	$6,414,139
	Transportation - 1.9%
	Air Freight & Couriers - 0.8%
7,700	United Parcel Service	$572,264
	Railroads - 1.1%
7,400	Union Pacific Corp.	$727,642
	Total Transportation	$1,299,906
	Consumer Services - 3.1%
	Hotels, Resorts & Cruise Lines - 0.6%
11,702	Marriott International, Inc.	$416,357
	Restaurants - 2.5%
7,674	McDonald's Corp.	$583,915
31,000	Starbucks Corp.	1,145,450
		$1,729,365
	Total Consumer Services	$2,145,722
	Media - 4.0%
	Broadcasting - 1.0%
29,000	CBS Corp. (Class B)	$726,160
	Cable & Satellite - 2.1%
58,100	Comcast Corp.	$1,436,232
	Movies & Entertainment - 0.9%
12,943	Viacom, Inc. (Class B)	$602,108
	Total Media	$2,764,500
	Retailing - 3.2%
	Department Stores - 0.4%
12,600	Macys, Inc.	$305,676
	General Merchandise Stores - 1.3%
4,300	Family Dollar Stores, Inc.	$220,676
13,581	Target Corp.	679,186
		$899,862
	Internet Retail - 1.1%
4,200	Amazon.Com, Inc. *	$756,546
	Specialty Stores - 0.4%
13,400	Staples, Inc.	$260,228
	Total Retailing	$2,222,312
	Food & Drug Retailing - 2.0%
	Drug Retail - 0.8%
14,500	Walgreen Co.	$582,030
	Hypermarkets & Supercenters - 1.2%
15,750	Wal-Mart Stores, Inc.	$819,788
	Total Food & Drug Retailing	$1,401,818
	Food, Beverage & Tobacco - 5.7%
	Brewers - 0.6%
7,067	Anheuser-Busch Inbev NV	$403,348
	Distillers & Vintners - 0.4%
13,066	Constellation Brands, Inc. *	$264,978
	Packaged Foods & Meats - 0.9%
7,000	Campbell Soup Co.	$231,770
7,400	Hershey Foods Corp.	402,190
		$633,960
	Soft Drinks - 2.4%
18,657	Coca-Cola Co.	$1,237,892
7,400	Hansen Natural Corp. *	445,702
		$1,683,594
	Tobacco - 1.4%
14,150	Phillip Morris International	$928,665
	Total Food, Beverage & Tobacco	$3,914,545
	Household & Personal Products - 2.3%
	Household Products - 1.0%
8,700	Church & Dwight Co., Inc.	$690,258
	Personal Products - 1.3%
9,000	Estee Lauder Co.	$867,240
	Total Household & Personal Products	$1,557,498
	Health Care Equipment & Services - 3.4%
	Health Care Distributors - 0.4%
7,400	Cardinal Health, Inc.	$304,362
	Health Care Equipment - 1.0%
6,200	Baxter International, Inc.	$333,374
6,200	Covidien, Ltd.	322,028
		$655,402
	Health Care Services - 0.7%
2,300	DaVita, Inc. *	$196,673
4,700	Medco Health Solutions, Inc. *	263,952
		$460,625
	Managed Health Care - 1.3%
7,000	AETNA, Inc.	$262,010
14,800	United Healthcare Group, Inc.	668,960
		$930,970
	Total Health Care Equipment & Services	$2,351,359
	Pharmaceuticals & Biotechnology - 7.6%
	Biotechnology - 2.2%
2,600	Alexion Pharmaceuticals, Inc. *	$256,568
5,300	Amgen, Inc. *	283,285
10,640	Cubist Pharmaceuticals, Inc. *	268,554
8,100	Incyte Genomics, Inc. * (b)	128,385
3,100	Pharmasset, Inc. *	244,001
6,600	Vertex Pharmaceuticals, Inc. *	316,338
		$1,497,131
	Pharmaceuticals - 5.4%
3,100	Allergan, Inc.	$220,162
19,900	Bristol-Myers Squibb Co.	525,957
8,700	Hospira, Inc. *	480,240
16,900	Merck & Co., Inc.	557,869
23,700	Mylan, Inc. *	537,042
71,600	Pfizer, Inc.	1,454,196
		$3,775,466
	Total Pharmaceuticals & Biotechnology	$5,272,597
	Banks - 4.1%
	Diversified Banks - 2.2%
8,400	Comerica, Inc.	$308,448
38,400	Wells Fargo & Co.	1,217,280
		$1,525,728
	Regional Banks - 1.9%
46,100	KeyCorp	$409,368
14,286	PNC Bank Corp.	899,875
		$1,309,243
	Total Banks	$2,834,971
	Diversified Financials - 7.1%
	Asset Management & Custody Banks - 1.3%
4,674	Franklin Resources, Inc.	$584,624
7,100	State Street Corp.	319,074
		$903,698
	Diversified Financial Services - 3.3%
50,300	J.P. Morgan Chase & Co.	$2,318,830
	Investment Banking & Brokerage - 2.1%
6,299	Lazard, Ltd.	$261,912
32,700	Morgan Stanley, Inc.	893,364
14,300	TD Ameritrade Holding Corp	298,441
		$1,453,717
	Specialized Finance - 0.4%
879	CME Group, Inc.	$265,062
	Total Diversified Financials	$4,941,307
	Insurance - 4.1%
	Life & Health Insurance - 2.2%
5,900	Aflac, Inc.	$311,402
11,600	Prudential Financial, Inc.	714,328
20,700	UNUM Group, Inc.	543,375
		$1,569,105
	Property & Casualty Insurance - 1.9%
12,300	ACE, Ltd.	$795,810
15,800	Allstate Corp.	502,124
		$1,297,934
	Total Insurance	$2,867,039
	Software & Services - 8.6%
	Application Software - 1.6%
5,629	Citrix Systems, Inc. *	$413,506
33,000	Compuware Corp. *	381,150
14,700	Nuance Communications, Inc. *	287,532
		$1,082,188
	Internet Software & Services - 2.4%
2,200	Google, Inc. *	$1,289,662
23,013	Yahoo!, Inc. *	383,166
		$1,672,828
	Systems Software - 4.6%
54,044	Microsoft Corp.	$1,370,556
42,813	Oracle Corp.	1,428,670
7,117	Rovi Corp. * (b)	381,827
		$3,181,053
	Total Software & Services	$5,936,069
	Technology Hardware & Equipment - 7.0%
	Communications Equipment - 1.3%
16,000	Qualcomm, Inc.	$877,280
	Computer Hardware - 3.7%
6,000	Apple, Inc. *	$2,091,045
32,600	Dell, Inc. *	473,026
		$2,564,071
	Electronic Equipment & Instruments - 0.5%
9,900	Flir Systems, Inc.	$342,639
	Office Electronics - 0.7%
46,500	Xerox Corp.	$495,225
	Technology Distributors - 0.8%
6,500	Arrow Electronics, Inc. *	$272,220
15,422	Ingram Micro, Inc. *	324,325
		$596,545
	Total Technology Hardware & Equipment	$4,875,760
	Semiconductors - 2.3%
	Semiconductor Equipment - 1.4%
30,900	Applied Materials, Inc.	$482,658
10,700	ASM Lithography Holdings NV	476,150
		$958,808
	Semiconductors - 0.9%
7,900	Analog Devices, Inc.	$311,102
20,100	Marvell Technology Group, Ltd. *	312,555
		$623,657
	Total Semiconductors	$1,582,465
	Telecommunication Services - 2.7%
	Integrated Telecommunication Services - 2.7%
14,600	CenturyLink, Inc. (b)	$606,630
28,352	Verizon Communications, Inc.	1,092,686
14,110	Windstream Corp.	181,596
		$1,880,912
	Total Telecommunication Services	$1,880,912
	Utilities - 3.0%
	Electric Utilities - 1.7%
24,200	American Electric Power Co., Inc. *	$850,388
12,400	PPL Corp.	313,720
		$1,164,108
	Multi-Utilities - 1.3%
31,300	Ameren Corp.	$878,591
	Total Utilities	$2,042,699
	TOTAL COMMON STOCKS
	(Cost $52,612,068)	$67,819,795

Principal
Amount ($)	TEMPORARY CASH INVESTMENTS -2.4%
	Securities Lending Collateral - 2.4% (c)
	Certificates of Deposit:
47,717	Bank of Nova Scotia, 0.31%, 9/29/11	$47,717
33,402	BBVA Group NY, 1.05%, 7/26/11	33,402
47,717	BNP Paribas Bank NY, 0.34%, 5/9/11	47,717
47,717	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	47,717
47,717	DnB NOR Bank ASA NY, 0.24%, 6/7/11	47,717
23,858	National Australia Bank NY, 0.32%, 10/19/11	23,858
47,717	Nordea NY, 0.3%, 4/13/11	47,717
47,717	RoboBank Netherland NV NY, 0.33%, 8/8/11	47,717
47,717	Royal Bank of Canada NY, 0.38%, 12/2/11	47,717
47,717	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	47,717
23,859	SOCGEN NY, 0.25%, 4/11/11	23,859
19,087	SOCGEN NY, 0.37%, 6/10/11	19,087
47,717	Svenska NY, 0.28%, 5/12/11	47,717
47,717	Westpac Banking Corp. NY, 0.38%, 12/6/11	47,717
		$577,376
	Commercial Paper:
19,087	American Honda Finance, 0.35%, 1/11/12	$19,087
19,120	American Honda Finance, 1.06%, 6/20/11	19,120
17,502	Australia & New Zealand Banking Group, 0.91%, 8/4/11	17,502
19,076	BBVLON, 0.55%, 5/9/11	19,076
28,624	BBVLON, 0.43%, 4/21/11	28,624
47,690	BCSFUN, 0.25%, 6/24/11	47,690
42,930	CBAPP, 0.26%, 5/23/11	42,930
48,518	Caterpillar Financial Services Corp., 1.06%, 6/24/11	48,518
47,719	Federal Home Loan Bank, 0.31%, 6/1/11	47,719
4,771	General Electric Capital Corp., 0.39%, 6/6/11	4,771
23,861	General Electric Capital Corp., 0.39%, 4/28/11	23,861
38,163	HSBC, 0.25%, 5/11/11	38,163
22,923	JPMorgan Chase & Co., 0.43%, 12/21/11	22,923
16,727	JPMorgan Chase & Co., 1.06%, 6/13/11	16,727
23,849	NABPP, 0.25%, 6/1/11	23,849
38,143	NORDNA, 0.27%, 7/18/11	38,143
38,172	PARFIN, 0.23%, 4/11/11	38,172
23,831	SANCPU, 0.68%, 6/1/11	23,831
28,628	SANCPU, 0.44%, 4/7/11	28,628
28,586	SANCPU, 0.73%, 6/17/11	28,586
23,856	SOCNAM, 0.37%, 4/14/11	23,856
23,851	SOCNAM, 0.37%, 5/3/11	23,851
47,717	Toyota Motor Credit Corp., 0.38%, 9/8/11	47,717
28,626	VARFUN, 0.27%, 4/20/11	28,626
14,330	Wachovia, 0.46%, 3/1/12	14,330
19,095	Wachovia, 0.43%, 10/15/11	19,095
9,551	Wells Fargo & Co., 0.39%, 1/24/12	9,551
		$744,946
	Tri-party Repurchase Agreements:
24,467	Barclays Capital Plc, 0.12%, 4/1/11	$24,467
95,435	HSBC Bank USA NA, 0.13%, 4/1/11	95,435
71,576	RBS Securities, Inc., 0.12%, 4/1/11	71,576
		$191,478
Shares	Money Market Mutual Funds:
76,352	Dreyfus Preferred Money Market Fund	$76,352
76,348	Fidelity Prime Money Market Fund	76,348
		$152,700
	Total Securities Lending Collateral	$1,666,500
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,666,500)	$1,666,500

	TOTAL INVESTMENT IN SECURITIES - 100.5%
	(Cost $54,278,568) (a)	$69,486,295

	OTHER ASSETS AND LIABILITIES - (0.5)%	$(313,122)

	TOTAL NET ASSETS - 100.0%	$69,173,173

*	Non-Income producing security.

(a)	At March 31, 2011, the net unrealized loss on investments based on
	cost for federal Income tax purposes of $54,278,568 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$15,736,208

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(528,481)

	Net unrealized gain	$15,207,727

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Description	Value
500	CenturyLink, Inc.	$21,375
8,100	Incyte Genomics, Inc. *	127,575
6,600	Rovi Corp. *	369,600
23,500	Textron, Inc.	652,125
	Total	$1,170,675

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,819,795	$-	$-	$67,819,795
Temporary Cash Investments	-	1,513,800	-	1,513,800
Money Market Mutual Funds	152,700	-	-	152,700
Total	$67,972,495	$1,513,800	$-	$69,486,295
 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.